NEIMAN FUNDS NEIMAN LARGE CAP VALUE FUND No-Load Shares (NEIMX) Class A Shares (NEAMX)

Supplement dated October 15, 2018 to the Statement of Additional Information dated August 1, 2018

Effective October 12, 2018, Luke Fairfield no longer serves as a Trustee. Any information to the contrary in the Statement of Additional Information should be disregarded.

_________________________________

This Supplement and the existing Prospectus and Statement of Additional Information ("SAI") each dated August 1, 2018, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the SAI have been filed with the U.S. Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling toll-free 1-877-385-2720.

NEIMAN FUNDS

NEIMAN BALANCED ALLOCATION FUND
Class A Shares (NBAFX)
Class C Shares (NBCFX)

Supplement dated October 15, 2018 to the Statement of Additional Information dated August 1, 2018

Effective October 12, 2018, Luke Fairfield no longer serves as a Trustee. Any information to the contrary in the Statement of Additional Information should be disregarded.

_________________________________

This Supplement and the existing Prospectus and Statement of Additional Information ("SAI") each dated August 1, 2018, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the SAI have been filed with the U.S. Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling toll-free 1-877-385-2720.

NEIMAN FUNDS NEIMAN OPPORTUNITIES FUND Class A Shares (NEOMX)

Supplement dated October 15, 2018 to the Statement of Additional Information dated August 1, 2018

Effective October 12, 2018, Luke Fairfield no longer serves as a Trustee. Any information to the contrary in the Statement of Additional Information should be disregarded.

_________________________________

This Supplement and the existing Prospectus and Statement of Additional Information ("SAI") each dated August 1, 2018, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the SAI have been filed with the U.S. Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling toll-free 1-877-385-2720.